Leases - Summary of Lease Assets and Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	$ 1,264		$ 1,080
Acquisitions through business combination			142
Additions	128		242	[1]
Transfer to assets held for sale	(3)
Lease remeasurements	191		108
Depreciation of lease assets	(350)		(308)
Carrying amount, ending balance	1,230		1,264
Historical cost and remeasurements	2,212		1,902
Accumulated depreciation, impairment and disposals	(982)		(638)
Net carrying amount	1,230		1,264
Lease liabilities, beginning balance	1,634		1,367
Acquisitions through business combination			268
Additions	145		190
Transfer to liabilities directly associated with assets held for sale	(7)
Repayments (principal and interest)	(469)		(365)
Accretion of interest	102		103
Lease remeasurements	210		71
Lease liabilities, ending balance	1,615		1,634
Current	298		324
Non-current	1,317		1,310
Carrying amount	1,615		1,634
Land and buildings [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	464		377
Acquisitions through business combination			120
Additions	8		4	[1]
Transfer to assets held for sale	0
Lease remeasurements	7		5
Depreciation of lease assets	(49)		(42)
Carrying amount, ending balance	430		464
Historical cost and remeasurements	600		591
Accumulated depreciation, impairment and disposals	(170)		(127)
Net carrying amount	430		464
Lease liabilities, beginning balance	623		437
Acquisitions through business combination			245
Additions	24		1
Transfer to liabilities directly associated with assets held for sale	0
Repayments (principal and interest)	(78)		(60)
Accretion of interest	27		25
Lease remeasurements	11		(25)
Lease liabilities, ending balance	607		623
Current	54		48
Non-current	553		575
Carrying amount	607		623
Plant and equipment [member]
Disclosure of detailed information about lease assets and lease liabilities [line items]
Carrying amount, beginning balance	800		703
Acquisitions through business combination			22
Additions	120		238	[1]
Transfer to assets held for sale	(3)
Lease remeasurements	184		103
Depreciation of lease assets	(301)		(266)
Carrying amount, ending balance	800	[2]	800
Historical cost and remeasurements	1,612		1,311
Accumulated depreciation, impairment and disposals	(812)		(511)
Net carrying amount	800	[2]	800
Lease liabilities, beginning balance	1,011		930
Acquisitions through business combination			23
Additions	121		189
Transfer to liabilities directly associated with assets held for sale	(7)
Repayments (principal and interest)	(391)		(305)
Accretion of interest	75		78
Lease remeasurements	199		96
Lease liabilities, ending balance	1,008		1,011
Current	244		276
Non-current	764		735
Carrying amount	$ 1,008		$ 1,011

[1]	Additions exclude acquisitions through business combinations.
[2]	In 2023, certain shipping activities, previously undertaken by the Corporate/Other segment, are now undertaken by the Marketing segment. As a result of this change, $539 million of lease assets are now reported within the Marketing segment as at 31 December 2023.